Subsequent events	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent events

21. Subsequent events

On December 13, 2024, the Company approved the compensations to Bin Fu, the CEO, Dawei Chen, CFO，and Peng Wang, a director of the Board for their services from October 1, 2024 to September 30, 2025. Each of Mr. Fu, Mr. Chen and Mr. Wang will receive compensation in the amount of $60,000 per year and each will also be granted 90,000 ordinary shares of the Company that will be vested on September 1, 2025, subject to his remaining in the continuous service of the Company or its affiliates on such date.

The Group has evaluated subsequent events through January 15, 2025 the issuance of the consolidated financial statements. As announced in Form 6-K filed on January 6,2025, Shenzhen Qianhai Jisen Information Technology Co., Ltd. (“Jisen”), a wholly owned subsidiary of the Group, entered into four service agreements with different customers in October and December, 2024. Approximately $1.2M total revenue will thereafter be generated from the new agreements within the period from November, 2024 to March 2025. The Group noted that other than this, there are no other significant subsequent events.